CONSOLIDATED STATEMENT OF CASH FLOWS DIRECT - METHOD - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash collection from operating activities
Proceeds from sales of goods and services	$ 10,787,805	$ 10,595,718	$ 9,918,589
Other cash receipts from operating activities	95,099	73,668	70,359
Payments for operating activities
Payments to suppliers for goods and services	(7,331,390)	(6,722,713)	(6,756,121)
Payments to and on behalf of employees	(1,789,022)	(1,955,310)	(1,820,279)
Other payments for operating activities	(255,988)	(223,706)	(162,839)
Income taxes refunded (paid)	(29,186)	(91,986)	(59,556)
Other cash inflows (outflows)	39,612	(8,931)	(209,269)
Net cash flows from operating activities	1,516,930	1,666,740	980,884
Cash flows used in investing activities
Cash flows from losses of control of subsidiaries or other businesses	69,724	6,503
Cash flows used in the purchase of non-controlling interest	(2)
Other cash receipts from sales of equity or debt instruments of other entities	3,645,608	3,248,693	2,969,731
Other payments to acquire equity or debt instruments of other entities	(3,548,239)	(3,106,411)	(2,706,733)
Amounts raised from sale of property, plant and equipment	223,753	51,316	76,084
Purchases of property, plant and equipment	(660,707)	(403,666)	(694,370)
Amounts raised from sale of intangible assets			1
Purchases of intangible assets	(96,206)	(87,318)	(88,587)
Interest received	10,175	12,684	11,242
Other cash inflows (outflows)	(2,476)	(9,223)	843
Net cash flow from (used in) investing activities	(358,370)	(287,422)	(431,789)
Cash flows from (used in) financing activities
Amounts raised from issuance of shares			608,496
Amounts raised from long-term loans	779,062	1,305,384	1,820,016
Amounts raised from short-term loans	293,000	132,280	279,593
Loans repayments	(1,045,662)	(1,829,191)	(2,121,130)
Payments of finance lease liabilities	(692,687)	(344,901)	(314,580)
Dividends paid	(72,620)	(66,642)	(41,223)
Interest paid	(357,355)	(389,724)	(398,288)
Other cash inflows (outflows)	44,053	13,706	(229,163)
Net cash flows from (used in) financing activities	(1,052,209)	(1,179,088)	(396,279)
Net increase (decrease) in cash and cash equivalents before effect of exchanges rate change	106,351	200,230	152,816
Effects of variation in the exchange rate on cash and cash equivalents	(166,713)	(7,553)	43,014
Net increase (decrease) in cash and cash equivalents	(60,362)	192,677	195,830
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF PERIOD	1,142,004	949,327	753,497
CASH AND CASH EQUIVALENTS AT THE END OF PERIOD	$ 1,081,642	$ 1,142,004	$ 949,327